UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2016 are attached hereto.

Item 2. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: December 30, 2016

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: December 30, 2016

Schedules of Investments As of October 31, 2016

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2016 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 22.31% of Total Net Assets
	207,797 Troy Oz.	Gold bullion (a)	$264,213,518
	290,000 Coins	One-ounce gold coins (a)	377,768,500

		Total Gold Assets (identified cost $564,340,903)	$641,982,018

		SILVER ASSETS — 5.87% of Total Net Assets
	9,237,952 Troy Oz.	Silver bullion (a)	$164,084,511
	379 Bags	Silver coins (a)	4,733,447

		Total Silver Assets (identified cost $179,060,828)	$168,817,958

Principal Amount
		SWISS FRANC ASSETS — 8.46% of Total Net Assets
CHF	94	Swiss franc deposits (a)	$95

CHF	15,000,000	3.000% Swiss Confederation Bonds, 05-12-19	$16,694,028
CHF	100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	112,746,703
CHF	100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	113,966,449

		Total Swiss Confederation bonds	$243,407,180

		Total Swiss Franc Assets (identified cost $226,072,650)	$243,407,275

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 19.06% of Total Net Assets

		NATURAL RESOURCES — 7.38% of Total Net Assets
	200,000	Apache Corporation	$11,896,000
	1,000,000	BHP Billiton, Ltd. (b)	35,020,000
	200,000	BP, p.l.c. (b)	7,110,000
	500,000	Cameco Corporation	3,850,000
	500,000	Canadian Natural Resources Ltd.	15,855,000
	200,000	Chevron Corporation	20,950,000
	200,000	ConocoPhillips	8,690,000
	200,000	Devon Energy Corporation	7,578,000
	200,000	Exxon Mobil Corporation	16,664,000
	4,000,000	Freeport-McMoRan, Inc.	44,720,000
	8,835	Halcon Resources Corporation (a)	79,073
	200,000	Newfield Exploration Company (a)	8,118,000
	600,000	Rio Tinto p.l.c (b)	20,910,000
	600,000	South32 Limited (b)	5,775,000
	750,000	Vale S.A. (b)	5,190,000

			$212,405,073

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

October 31, 2016 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 11.68% of Total Net Assets
150,000	Alexander & Baldwin, Inc.	$6,268,500
125,000	AvalonBay Communities, Inc.	21,397,500
125,000	Boston Properties, Inc.	15,060,000
200,000	Corporate Office Properties Trust	5,338,000
400,000	Digital Realty Trust, Inc.	37,372,000
400,000	Duke Realty Corporation	10,460,000
400,000	Equity One, Inc.	11,400,000
125,000	Essex Property Trust, Inc.	26,761,250
125,000	Federal Realty Investment Trust	18,153,750
2,400,000	Investors Real Estate Trust	14,568,000
400,000	Kimco Realty Corporation	10,644,000
500,000	Outfront Media, Inc.	10,755,000
900,000	Prologis, Inc.	46,944,000
130,000	Texas Pacific Land Trust	34,486,400
400,000	UDR, Inc.	13,988,000
200,000	Urstadt Biddle Properties, Inc.	3,446,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,750,000
125,000	Vornado Realty Trust	11,597,500
500,000	Washington Real Estate Investment Trust	14,710,000
400,000	Weyerhaeuser Company	11,972,000

		$336,071,900

	Total Real Estate and Natural Resource Stocks (identified cost $598,353,457)	$548,476,973

	AGGRESSIVE GROWTH STOCKS — 18.56% of Total Net Assets

	AEROSPACE — .86% of Total Net Assets
100,000	Lockheed Martin Corporation	$24,638,000

		$24,638,000
	CHEMICALS — .61% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$13,342,000
125,000	Mosaic Company	2,941,250
50,000	Versum Materials, Inc.	1,135,000

		$17,418,250
	COMMUNICATIONS EQUIPMENT — .38% of Total Net Assets
150,000	Juniper Networks, Inc.	$3,951,000
100,000	Qualcomm, Inc.	6,872,000

		$10,823,000
	COMPUTER SOFTWARE & SERVICES — .38% of Total Net Assets
150,000	Autodesk, Inc. (a)	$10,842,000

		$10,842,000
	CONSUMER PRODUCTS — .25% of Total Net Assets
125,000	Under Armour, Inc. Class A (a)	$3,887,500
125,000	Under Armour, Inc. Class C (a)	3,232,500

		$7,120,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

October 31, 2016 (Unaudited)

Number of Shares		Market Value
	ELECTRICAL EQUIPMENT & ELECTRONICS — .43% of Total Net Assets
450,000	Sanmina Corporation (a)	$12,442,500

		$12,442,500
	ENERGY SERVICES & PROCESSING — 1.02% of Total Net Assets
125,000	Baker Hughes, Inc.	$6,925,000
375,000	HollyFrontier Corporation	9,356,250
2,500,000	Parker Drilling Company (a)	5,000,000
100,000	Phillips 66	8,115,000

		$29,396,250
	ENGINEERING & CONSTRUCTION — .37% of Total Net Assets
125,000	CalAtlantic Group, Inc.	$4,040,000
125,000	Fluor Corporation	6,498,750

		$10,538,750
	ENTERTAINMENT & LEISURE — 5.38% of Total Net Assets
200,000	CBS Corporation Class A	$11,454,000
125,000	Disney (Walt) Company	11,586,250
850,000	Facebook, Inc. Class A (a)	111,341,500
150,000	Viacom, Inc. Class A	6,345,000
150,000	Wynn Resorts, Ltd.	14,182,500

		$154,909,250
	FINANCIAL SERVICES — 3.54% of Total Net Assets
150,000	First Republic Bank	$11,164,500
3,000,000	Janus Capital Group, Inc.	38,460,000
400,000	KeyCorp	5,648,000
500,000	Morgan Stanley	16,785,000
500,000	Schwab (Charles) Corporation	15,850,000
200,000	State Street Corporation	14,042,000

		$101,949,500
	MANUFACTURING — 1.89% of Total Net Assets
125,000	Agilent Technologies, Inc.	$5,446,250
125,000	Harley-Davidson, Inc.	7,127,500
125,000	Illinois Tool Works, Inc.	14,196,250
125,000	IPG Photonics Corporation (a)	12,126,250
125,000	Parker-Hannifin Corporation	15,343,750

		$54,240,000
	MATERIALS — .21% of Total Net Assets
125,000	Nucor Corporation	$6,106,250

		$6,106,250
	PHARMACEUTICALS — 1.10% of Total Net Assets
100,000	Amgen, Inc.	$14,116,000
100,000	Celgene Corporation (a)	10,218,000
100,000	Gilead Sciences, Inc.	7,363,000

		$31,697,000
	RETAIL — .75% of Total Net Assets
100,000	Costco Wholesale Corporation	$14,787,000
150,000	Williams-Sonoma, Inc.	6,933,000

		$21,720,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2016 (Unaudited)

Number of Shares		Market Value
	TRANSPORTATION — 1.39% of Total Net Assets
100,000	FedEx Corporation	$17,432,000
100,000	Kansas City Southern	8,776,000
200,000	Ryder System, Inc.	13,878,000

		$40,086,000

	Total Aggressive Growth Stocks (identified cost $314,644,127)	$533,926,750

Principal Amount
	DOLLAR ASSETS — 25.20% of Total Net Assets

	CORPORATE BONDS — 9.91% of Total Net Assets

	AGRICULTURAL PRODUCTS — .18% of Total Net Assets
$5,000,000	3.200% Bunge Limited Finance Company, 06-15-17	$5,056,805

		$5,056,805
	BEVERAGES — .66% of Total Net Assets
9,065,000	1.500% Diageo Capital p.l.c, 05-11-17	$9,077,836
10,000,000	2.000% Molson Coors Brewing Company, 05-01-17	10,033,010

		$19,110,846
	COMMUNICATIONS EQUIPMENT — .44% of Total Net Assets
5,000,000	2.450% AT&T, Inc., 06-30-20	$5,028,447
7,500,000	6.550% Tyco Electonics Group, S.A., 10-01-17	7,859,044

		$12,887,491
	CONSUMER PRODUCTS — .83% of Total Net Assets
3,111,000	5.650% General Mills, Inc., 02-15-19	$3,395,279
10,000,000	6.125% Kimberly-Clark Corporation, 08-01-17	10,377,615
5,000,000	1.276% Mondelez International, Inc., 02-01-19 (c)	5,000,050
5,000,000	.850% Unilever Capital Corporation, 08-02-17	4,988,600

		$23,761,544
	ENERGY SERVICES & PROCESSING — .74% of Total Net Assets
4,200,000	7.500% Baker Hughes, Inc., 11-15-18	$4,701,064
6,344,000	2.000% Haliburton Company, 08-01-18	6,416,652
10,000,000	2.950% Phillips 66, 05-01-17	10,114,260

		$21,231,976
	FINANCIAL SERVICES — 2.61% of Total Net Assets
8,000,000	2.375% American Express Credit Corporation, 03-24-17	$8,045,140
6,933,000	2.375% First Republic Bank, 06-17-19	6,985,823
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,474,855
4,000,000	2.900% KeyCorp, 09-15-20	4,139,404
7,500,000	2.700% Legg Mason, Inc., 07-15-19	7,639,271
22,000,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (c)	21,673,575
5,300,000	2.100% National Bank of Canada, 12-14-18	5,363,364
15,000,000	4.956% State Street Corporation, 03-15-18	15,640,657

		$74,962,089
	FOOD & DRUG STORES — .25% of Total Net Assets
6,355,000	6.150% The Kroger Company, 01-15-20	$7,175,399

		$7,175,399

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2016 (Unaudited)

Principal Amount		Market Value
	INFORMATION SERVICES — .17% of Total Net Assets
$5,000,000	1.650% Thomson Reuters Company, 09-29-17	$5,016,250

		$5,016,250
	MANUFACTURING — 1.22% of Total Net Assets
6,500,000	2.550% Amphenol Corporation, 01-30-19	$6,632,532
6,575,000	1.500% Eaton Corporation, 11-02-17	6,594,636
6,000,000	6.800% Harley-Davidson Funding Corporation, 06-15-18 (d)	6,484,044
4,985,000	2.451% Stanley Black & Decker, Inc., 11-17-18	5,078,035
6,610,000	1.778% United Technologies Corporation, 05-04-18 (c)	6,618,811
3,621,000	1.350% Whirlpool Corporation, 03-01-17	3,624,795

		$35,032,853
	MEDICAL SUPPLIES — .50% of Total Net Assets
6,000,000	1.150% AmerisourceBergen Corporation, 05-15-17	$6,006,756
4,000,000	1.400% McKesson Corporation, 03-15-18	3,997,944
4,000,000	7.125% Medco Health Solutions, Inc., 03-15-18	4,294,196

		$14,298,896
	NATURAL RESOURCES — .73% of Total Net Assets
4,100,000	6.875% EOG Resources, Inc., 10-01-18	$4,525,666
6,000,000	1.500% Occidental Petroleum Corporation, 02-15-18	6,051,084
10,000,000	6.250% XTO Energy, Inc., 08-01-17	10,401,270

		$20,978,020
	REAL ESTATE — .63% of Total Net Assets
5,540,000	7.500% Highwoods Realty, L.P., 04-15-18	$5,985,064
6,360,000	4.000% Prologis L.P., 01-15-18	6,522,975
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,713,518

		$18,221,557
	RESTAURANTS — .16% of Total Net Assets
4,485,000	2.600% Brinker International, Inc., 05-15-18	$4,515,074

		$4,515,074
	RETAIL — .17% of Total Net Assets
5,000,000	1.300% Autozone, Inc., 01-13-17	$5,003,198

		$5,003,198
	TRANSPORTATION — .45% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,472,080
7,500,000	5.850% Ryder System, Inc., 11-01-16	7,499,966

		$12,972,046
	UTILITIES — .17% of Total Net Assets
5,000,000	1.300% Southern Company, 08-15-17	$5,010,395

		$5,010,395

		$285,234,439

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

October 31, 2016 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 15.29% of Total Net Assets

$40,000,000	United States Treasury bond strips (Principal only) 1.159%, 08-15-20 (e)	$38,285,625
100,000,000	United States Treasury bonds 6.250%, 08-15-23	130,206,243
100,000,000	United States Treasury bonds 6.000%, 02-15-26	136,088,095
100,000,000	United States Treasury bonds 5.250%, 11-15-28	135,360,132

		$439,940,095

	Total Dollar Assets (identified cost $651,118,158)	$725,174,534

	Total Portfolio — 99.46% of total net assets (identified cost $2,533,590,123) (f)	$2,861,785,508
	Other assets, less liabilities (.54% of total net assets)	15,507,041

	Net assets applicable to outstanding shares	$2,877,292,549

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2016.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2016, these securities amounted to $6,484,044, or .23% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2016 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 78.03% of Total Net Assets

$4,000,000	United States Treasury notes .625%, 12-31-16	$4,001,908
2,000,000	United States Treasury notes .500%, 01-31-17	2,000,650
2,000,000	United States Treasury notes .500%, 04-30-17	1,999,737
2,000,000	United States Treasury notes .625%, 08-31-17	1,999,458
3,000,000	United States Treasury notes .750%, 12-31-17	3,000,173

	Total Portfolio — 78.03% of total net assets (identified cost $12,995,056) (a)	$13,001,926
	Other assets, less liabilities (21.97% of total net assets)	3,660,391

	Net assets applicable to outstanding shares	$16,662,317

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2016 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 94.10% of Total Net Assets

	CHEMICALS — 6.23% of Total Net Assets
$500,000	5.750% Chemtura Corporation, 07-15-21	$523,750
221,000	8.500% LSB Industries, Inc., 08-01-19	207,188

		$730,938
	COMPUTER HARDWARE & PERIPHERALS — 3.67% of Total Net Assets
400,000	4.375% HP, Inc., 09-15-21	$430,986

		$430,986
	CONSUMER PRODUCTS — 1.04% of Total Net Assets
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	$122,496

		$122,496
	ENERGY SERVICES & PROCESSING — 5.85% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22	$533,500
150,000	8.250% PBF Holding Company, LLC, 02-15-20	152,850

		$686,350
	FINANCIAL SERVICES — 7.99% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$322,687
500,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (b)	492,581
105,000	8.600% Raymond James Financial, Inc., 08-15-19	122,499

		$937,767
	INSURANCE — 10.50% of Total Net Assets
250,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$273,867
200,000	7.250% CNA Financial Corporation, 11-15-23	243,077
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	272,994
400,000	6.000% Pacific Lifecorp, 02-10-20 (a)	441,758

		$1,231,696
	LODGING — 3.47% of Total Net Assets
400,000	3.375% Hyatt Hotels Corporation, 07-15-23	$407,470

		$407,470
	MANUFACTURING — 3.46% of Total Net Assets
400,000	3.875% Kennametal, Inc., 02-15-22	$405,877

		$405,877
	MATERIALS — 6.19% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$726,309

		$726,309
	NATURAL RESOURCES — 13.81% of Total Net Assets
75,000	7.625% Diamondback Energy, Inc., 10-01-21	$79,313
775,000	3.550% Freeport-McMoRan, Inc., 03-01-22	713,000
500,000	4.700% Murphy Oil Corporation, 12-01-22	477,500
775,000	6.250% Peabody Energy Corporation, 11-15-21 (c)	350,687

		$1,620,500
	PHARMACEUTICALS — 3.54% of Total Net Assets
400,000	3.450% Zoetis, Inc., 11-13-20	$415,617

		$415,617

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

October 31, 2016 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 16.24% of Total Net Assets
$ 400,000	5.250% CBL & Associates, LP, 12-01-23	$405,787
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	314,175
400,000	3.375% Essex Portfolio, L.P., 01-15-23	410,835
400,000	4.125% Liberty Property LP, 06-15-22	426,575
300,000	7.750% SL Green Realty Corporation, 03-15-20	347,520

		$1,904,892
	UTILITIES — 7.23% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$553,043
275,000	4.625% UIL Holdings Corporation, 10-01-20	295,295

		$848,338
	WASTE & ENVIRONMENTAL SERVICES — 4.88% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$572,113

		$572,113

	Total Corporate Bonds (identified cost $11,842,819)	$11,041,349

Number of Shares
	PREFERRED STOCKS — 3.30% of Total Net Assets

15,000	7.950% Investors Real Estate Trust, Series B, Perpetual	$387,000

	Total Preferred Stocks (identified cost $386,400)	$387,000

	Total Portfolio — 97.40% of total net assets (identified cost $12,229,219) (d)	$11,428,349
	Other assets, less liabilities (2.60% of total net assets)	304,552

	Net assets applicable to outstanding shares	$11,732,901

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2016, these securities amounted to $837,248, or 7.14% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2016.
	(c) Non-interest bearing as the security is in default.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2016 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.33% of Total Net Assets

	AEROSPACE — 6.33% of Total Net Assets
7,000	Lockheed Martin Corporation	$1,724,660

		$1,724,660
	CHEMICALS — 4.60% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$933,940
10,000	Mosaic Company	235,300
3,500	Versum Materials, Inc.	79,450

		$1,248,690
	COMMUNICATIONS EQUIPMENT — 2.99% of Total Net Assets
10,000	Juniper Networks, Inc.	$263,400
8,000	Qualcomm, Inc.	549,760

		$813,160
	COMPUTER SOFTWARE & SERVICES — 2.12% of Total Net Assets
8,000	Autodesk, Inc. (a)	$578,240

		$578,240
	CONSUMER PRODUCTS — 2.09% of Total Net Assets
10,000	Under Armour, Inc. Class A (a)	$311,000
10,000	Under Armour, Inc. Class C (a)	258,600

		$569,600
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.02% of Total Net Assets
10,000	Sanmina Corporation (a)	$276,500

		$276,500
	ENERGY SERVICES & PROCESSING — 5.06% of Total Net Assets
10,000	Baker Hughes, Inc.	$554,000
25,000	HollyFrontier Corporation	623,750
100,000	Parker Drilling Company (a)	200,000

		$1,377,750
	ENGINEERING & CONSTRUCTION — 2.48% of Total Net Assets
8,000	CalAtlantic Group, Inc.	$258,560
8,000	Fluor Corporation	415,920

		$674,480
	ENTERTAINMENT & LEISURE — 14.61% of Total Net Assets
5,000	Disney (Walt) Company	$463,450
20,000	Facebook, Inc. Class A (a)	2,619,800
10,000	Viacom, Inc. Class A	423,000
5,000	Wynn Resorts, Ltd.	472,750

		$3,979,000
	FINANCIAL SERVICES — 14.50% of Total Net Assets
12,000	First Republic Bank	$893,160
50,000	Janus Capital Group, Inc.	641,000
40,000	KeyCorp	564,800
20,000	Morgan Stanley	671,400
15,000	Schwab (Charles) Corporation	475,500
10,000	State Street Corporation	702,100

		$3,947,960

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2016 (Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 11.06% of Total Net Assets
8,000	Agilent Technologies, Inc.	$348,560
5,000	Harley-Davidson, Inc.	285,100
8,000	Illinois Tool Works, Inc.	908,560
5,000	IPG Photonics Corporation (a)	485,050
8,000	Parker-Hannifin Corporation	982,000

		$3,009,270
	MATERIALS — 1.79% of Total Net Assets
10,000	Nucor Corporation	$488,500

		$488,500
	NATURAL RESOURCES — 5.11% of Total Net Assets
70,000	Freeport-McMoRan, Inc.	$782,600
15,000	Newfield Exploration Company (a)	608,850

		$1,391,450
	PHARMACEUTICALS — 9.31% of Total Net Assets
8,000	Amgen, Inc.	$1,129,280
8,000	Celgene Corporation (a)	817,440
8,000	Gilead Sciences, Inc.	589,040

		$2,535,760
	RETAIL — 6.38% of Total Net Assets
8,000	Costco Wholesale Corporation	$1,182,960
12,000	Williams-Sonoma, Inc.	554,640

		$1,737,600
	TRANSPORTATION — 10.88% of Total Net Assets
7,000	FedEx Corporation	$1,220,240
8,000	Kansas City Southern	702,080
15,000	Ryder System, Inc.	1,040,850

		$2,963,170

	Total Portfolio — 100.33% of total net assets (identified cost $12,973,605) (b)	$27,315,790
	Liabilities, less other assets (.33% of total net assets)	(88,738)

	Net assets applicable to outstanding shares	$27,227,052

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2016 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2016 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$492,156,784	$6,870	$262,453	$15,799,513
Investments other than securities	81,674,925	—	—	—

	573,831,709	6,870	262,453	15,799,513
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(231,359,644)	—	(1,063,323)	(1,457,328)
Investments other than securities	(14,276,680)	—	—	—

	(245,636,324)	—	(1,063,323)	(1,457,328)

Net unrealized appreciation (depreciation) of investments	$328,195,385	$6,870	$(800,870)	$14,342,185

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2016 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2016 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There was a $4,733,447 transfer from Level 1 to Level 2 in the Permanent Portfolio during the three months ended October 31, 2016. There were no transfers into or out of Levels 1 and 2 in the Short-Term Treasury Portfolio, the Versatile Bond Portfolio or the Aggressive Growth Portfolio during the three months then ended. The Fund held no Level 3 assets during the three months ended October 31, 2016.

As of October 31, 2016 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$641,982,018	$—	$—	$641,982,018
Silver assets	164,084,511	4,733,447	—	168,817,958
Swiss franc assets	95	243,407,180	—	243,407,275
Real estate and natural resource stocks	548,476,973	—	—	548,476,973
Aggressive growth stocks †	533,926,750	—	—	533,926,750
Dollar assets:
Corporate bonds †	—	285,234,439	—	285,234,439
United States Treasury securities	439,940,095	—	—	439,940,095

Total Portfolio	$2,328,410,442	$533,375,066	$—	$2,861,785,508

	81.36%	18.64%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$13,001,926	$—	$—	$13,001,926

Total Portfolio	$13,001,926	$—	$—	$13,001,926

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$11,041,349	$—	$11,041,349
Preferred stocks	387,000	—	—	387,000

Total Portfolio	$387,000	$11,041,349	$—	$11,428,349

	3.39%	96.61%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$27,315,790	$—	$—	$27,315,790

Total Portfolio	$27,315,790	$—	$—	$27,315,790

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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Schedules of Investments

As of October 31, 2016

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/16

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2016 Permanent Portfolio Family of Funds. All rights reserved.